Segment Reporting (Details) - Schedule of Group’s Operations by Business Segment ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2024 USD ($)
Net revenues
Total net revenues	¥ 1,185,326	$ 163,104	¥ 114,440	¥ 188,741
Loss from operations before goodwill impairment
Impairment loss on goodwill	(426,410)	(58,676)
Loss from operations	(460,763)	(63,404)	(58,804)	(74,103)
Total other income (loss)	(37,242)	(5,124)	23,812	12,511
Loss before income taxes and share of loss of affiliates	(498,005)	(68,528)	(34,992)	(61,592)
Income tax benefit (expense)	(12,945)	(1,781)	(8,585)	925
Share of loss of affiliates	(1,121)	(154)
Net loss	(512,071)	(70,463)	(43,577)	(60,667)
Segment assets
Total assets	4,277,878		264,543		$ 588,657
Insurance Agency [Member]
Net revenues
Total net revenues	900,246	123,877
Operating costs and expenses
Total operating costs and expenses	(889,185)	(122,356)
Loss from operations before goodwill impairment
Total loss from operations before goodwill impairment	11,061	1,521
Segment assets
Total assets	3,678,861				506,229
Claims Adjusting [Member]
Net revenues
Total net revenues	222,114	30,564
Operating costs and expenses
Total operating costs and expenses	(219,417)	(30,193)
Loss from operations before goodwill impairment
Total loss from operations before goodwill impairment	2,697	371
Segment assets
Total assets	359,374				49,452
Wealth Management [Member]
Net revenues
Total net revenues	62,966	8,663	114,440	188,741
Operating costs and expenses
Total operating costs and expenses	(111,077)	(15,283)	(173,244)	(262,844)
Loss from operations before goodwill impairment
Total loss from operations before goodwill impairment	(48,111)	(6,620)	(58,804)	(74,103)
Segment assets
Total assets	239,643		264,543		$ 32,976
Subtotal [Member]
Loss from operations before goodwill impairment
Total loss from operations before goodwill impairment	(34,353)	(4,728)	(58,804)	(74,103)
Subtotal [Member]
Operating costs and expenses
Total operating costs and expenses	¥ (1,219,679)	$ (167,832)	¥ (173,244)	¥ (262,844)